Consolidated Statements of Shareholders' Equity In Thousands, except Share data, unless otherwise specified	Treasury stock CNY	Warrants CNY	Common shares CNY	Convertible preferred stock CNY	Additional paid-in capital CNY	Reserves CNY	Retained earnings CNY	Accumulated Other Comprehensive Income CNY	Comprehensive Income CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2008	(6,525)	6,232	603		270,928	31,451	425,471	3,122			731,282
Balance (in shares) at Dec. 31, 2008	(412,940)		16,389,368	6,088
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							197,725		197,725		197,725
Cash dividends distributed $0.12 , $0.12, $0.14 per share for 31 December 2009, 2010 and 2011, Respectively							(13,255)				(13,255)
Preferred stock to common shares (in shares)			6,088	(6,088)
Exercise of stock options for cash	1,905		2		3,983						5,890
Exercise of stock options for cash (in shares)	181,634
Employees stock-based expenses					6,195						6,195
Currency translation adjustments								217	217		217
Total Comprehensive Income									197,942
Balance at Dec. 31, 2009	(4,620)	6,232	605		281,106	31,451	609,941	3,339	197,942		928,054
Balance (in shares) at Dec. 31, 2009	(231,306)		16,395,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							90,004		90,004		90,004
Transfer to reserves						37,656	(37,656)
Cash dividends distributed $0.12 , $0.12, $0.14 per share for 31 December 2009, 2010 and 2011, Respectively							(15,431)				(15,431)
Exercise of stock options for cash	203										203
Exercise of stock options for cash (in shares)	4,000
Employees stock-based expenses					1,432						1,432
Currency translation adjustments								(968)	(968)		(968)
Total Comprehensive Income									89,036
Balance at Dec. 31, 2010	(4,417)	6,232	605		282,538	69,107	646,858	2,371	89,036		1,003,294
Balance (in shares) at Dec. 31, 2010	(227,306)		16,395,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							154,139		154,139	23,854	154,139
Transfer to reserves						16,214	(16,214)
Cash dividends distributed $0.12 , $0.12, $0.14 per share for 31 December 2009, 2010 and 2011, Respectively							(14,627)				(14,627)
Exercise of stock options for cash
Employees stock-based expenses					2,398						2,398
Currency translation adjustments								(5,415)	(5,415)		(5,415)
Total Comprehensive Income									148,724
Balance at Dec. 31, 2011	(4,417)	6,232	605		284,936	85,321	770,156	(3,044)		$ 180,893	1,139,789
Balance (in shares) at Dec. 31, 2011	(227,306)		16,395,456